Average Annual Total Returns			12 Months Ended	17 Months Ended	23 Months Ended	29 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
AllianzIM U.S. Equity Buffer10 Aug ETF
Prospectus [Line Items]
Average Annual Return, Percent			14.59%			15.81%
Performance Inception Date		Jul. 31, 2023
AllianzIM U.S. Equity Buffer10 Aug ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.59%			15.81%
AllianzIM U.S. Equity Buffer10 Aug ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.64%			12.33%
AllianzIM U.S. Equity Buffer20 Aug ETF
Prospectus [Line Items]
Average Annual Return, Percent			11.03%			11.49%
Performance Inception Date		Jul. 31, 2023
AllianzIM U.S. Equity Buffer20 Aug ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.03%			11.49%
AllianzIM U.S. Equity Buffer20 Aug ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.53%			8.91%
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Prospectus [Line Items]
Average Annual Return, Percent			12.96%		13.54%
Performance Inception Date		Jan. 31, 2024
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.96%		13.54%
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.67%		10.46%
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Prospectus [Line Items]
Average Annual Return, Percent			12.21%	12.17%
Performance Inception Date		Jul. 31, 2024
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.21%	12.17%
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.23%	9.33%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.39%			17.98%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes) (1)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		16.39%			17.98%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes) (2)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		16.39%		19.77%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes) (3)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		16.39%	16.34%

[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[2]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[3]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.